Long-Term Debt, net (Details Narrative) - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended
	Mar. 06, 2023	May 10, 2023	Jun. 30, 2023	Jun. 30, 2022	Aug. 10, 2022
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing			$ 3,674,000	$ (0)
Sun Globe [member]
Disclosure of detailed information about borrowings [line items]
Vessel year built	2007-built
Prepayments of borrowing		$ 3,674,000
Vessel Delivery Date	Jun. 05, 2023
CIT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Initiation Date			May 2021
Line Of Credit Facility Borrowing Capacity			$ 34,250,000
Description of borrowings			for the purpose of refinancing the existing indebtedness secured on the ships.
Borrowings, interest rate basis			LIBOR plus a margin
Borrowings, adjustment to interest rate basis			3.75%
CIT Loan Facility [member] | August 2022 Agreement [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Borrowing Capacity					$ 52,250,000
Description of borrowings					for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes of all the borrowers and Globus
Borrowings, interest rate basis					SOFR plus a margin
Borrowings, adjustment to interest rate basis					3.35%
Proceeds from borrowings, classified as financing activities					$ 18,000,000
Borrowing costs incurred					$ 259,000